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                             [LETTERHEAD OF STATE STREET BANK AND TRUST COMPANY]


                                             November 2, 1998

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

     RE:  The Munder Funds, Inc. (the "Company")
          File Nos. 33-54748,811-7346
          CIK 894192, Post-Effective Amendment No. 36
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Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 36 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 1998 (Accession #0000950131-98-005671).

     Any comments or questions with respect to this filing should be directed to me at (617) 985-1131.

                                       Very truly yours,

                                      /s/Cynthia Surprise
                                      -------------------
                                      Cynthia Surprise
                                      Vice President and Associate Counsel

cc:  T. Gardner
     L. Rosen
     L. Wilson
     P. Roye
     W. Kotapish